NOTES PAYABLE (Details Narrative 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Principal payments on long term debt	$ 191,517	$ 4,893	$ 392,002	$ 303,706
Increases in long term debt	1,481,660	0
Proceeds from long term debt	1,000,000		4,440,000	4,857,391
Equipment for notes payable	481,660		1,419,650	904,425
Proceeds from the factoring agreement	6,714,836	2,039,226	$ 32,985	$ 1,616,067
Repayments of factoring agreement	$ 6,827,126	$ 2,454,430
Interest rate			7.00%
Secured loan maturity date	May 02, 2018
Note payable [Member] | Equipment Loans [Member]
Equipment for notes payable	$ 346,660
Interest rate	9.00%
Note payable [Member] | Business Loan - ARC [Member] | Consolidated loan agreement [Member]
Interest rate	7.00%		7.00%
Secured loan maturity date			Oct. 02, 2020
Note payable One [Member] | Equipment Loans [Member]
Equipment for notes payable	$ 135,000
Interest rate	0.00%